SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Components of Inventory (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016
Accounting Policies [Abstract]
Raw materials	$ 150,919	$ 145,060
Work in process and finished goods	47,377	41,764
Inventory, net	$ 198,296	$ 186,824